Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2017
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2017	2016	2015

Series 1	150,460.406	159,980.042	182,693.002	July 23, 2001
Series 2	6.797(1)	12.094	39.121	April 1, 2010
Series 3	17,465.839	14,762.240	14,145.541	September 1, 2009
Series 4	3,238.290	2,774.133	2,496.701	November 1, 2010

(1) For the eight months ended August 31, 2017, date of full redemption.